CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income		$ 123,504	$ 99,187	$ 71,451
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment		6,266	8,508	7,051
Amortization of prepaid land leases		281	197	245
Amortization of intangible assets		818	4,454	5,413
Allowance for doubtful accounts		10,918	17,418	10,545
(Gain) loss on disposal of property, plant and equipment		224	598	(132)
Impairment loss on share of a cost investment		0	0	325
Goodwill impairment charge		0	1,855	0
Share of net losses (income) of equity investees		(7,834)	2,910	2,692
Dividends received from a cost investee		0	(249)	0
Gain on disposal of investment in an equity investee		0	(80)	0
Share-based compensation expenses		3,860	2,492	2,986
Deferred income tax (benefit) expenses		(462)	4,846	(5,427)
Acquisition-related consideration adjustments		(1,745)	(166)	8,920
Accretion of convertible bond discount		230	192	0
Fair value adjustments of a bifurcated derivative		93	35	0
Changes in operating assets and liabilities:
Accounts receivable		(16,413)	(7,675)	(88,593)
Costs and estimated earnings in excess of billings		(36,971)	10,527	(38,810)
Inventories		(4,607)	560	(806)
Advances to suppliers		2,497	(3,690)	(2,959)
Other receivables		(2,481)	(1,928)	697
Deposits and other assets		(674)	(13,375)	(5,142)
Due from related parties		8,226	(15,205)	2,776
Accounts payable		8,272	(25,836)	24,161
Deferred revenue		(47,637)	7,556	63,348
Accruals and other payable		5,015	6,897	7,979
Cash dividends received from equity investees		0	0	2,408
Due to related parties		351	(2,301)	1,899
Income tax payable		(4,558)	(6,153)	6,762
Other tax payables		(436)	(7,622)	5,489
Net cash provided by operating activities		46,737	83,952	83,278
Cash flows from investing activities:
Time deposits placed with banks		(107,118)	(33,416)	(18,881)
Purchases of property, plant and equipment		(7,887)	(4,553)	(8,359)
Proceeds from disposal of investment in an equity investee		0	80	0
Maturity of time deposits		112,013	11,551	11,588
Proceeds from disposal of property, plant and equipment		74	794	866
Cash contributions to an equity investee		0	0	(3,904)
Cash contributions to a cost investee		0	0	(1,030)
Acquisition of a subsidiary, net of cash acquired		0	(14,600)	(5,510)
Dividends received from a cost investee		0	249	0
Proceeds from sale of shares of a subsidiary	[1]	464	0	0
Net cash used in investing activities		(2,454)	(39,895)	(25,230)
Cash flows from financing activities:
Proceeds from short-term bank loans		4,138	25,074	14,583
Repayments of short-term bank loans		(17,020)	(12,631)	(13,826)
Proceeds from long-term bank loans		2,606	0	108
Repayments of long-term bank loans		(9,681)	(8,813)	(9,192)
Proceeds from convertible bond		0	20,000	0
Convertible bond issuance cost		0	(349)	0
Proceeds from exercise of options		5,441	1,280	0
Payment of dividends		0	(23,300)	0
Proceeds from issuance of shares of a subsidiary	[1]	7,736	0	0
Net cash (used in) provided by financing activities		(6,780)	1,261	(8,327)
Effect of foreign exchange rate changes		(16,242)	357	209
Net increase in cash and cash equivalents		21,261	45,675	49,930
Cash and cash equivalents, beginning of year		207,834	162,159	112,229
Cash and cash equivalents, end of year		229,095	207,834	162,159
Supplementary disclosures of cash flow information:
Interest		1,048	1,855	1,842
Income tax		19,099	26,183	17,613
Supplementary disclosures of significant non-cash transactions:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities		4,439	484	1,989
Issuance of ordinary shares as purchase consideration in connection with the acquisition of Bond		$ 13,336	$ 15,231	$ 0

[1]	The respective issuances and sales of shares of a subsidiary were not completed as of June 30, 2016 (note 25).